UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02396

T. Rowe Price New Income Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2024

New Income Fund

Investor Class (PRCIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Investor Class	$23	0.44%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Portfolio Turnover Rate	57.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F43-053 1/25

New Income Fund

Investor Class (PRCIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

New Income Fund

Advisor Class (PANIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Advisor Class	$47	0.92%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Portfolio Turnover Rate	57.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F243-053 1/25

New Income Fund

Advisor Class (PANIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

New Income Fund

R Class (RRNIX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - R Class	$55	1.08%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Portfolio Turnover Rate	57.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F443-053 1/25

New Income Fund

R Class (RRNIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

New Income Fund

I Class (PRXEX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - I Class	$18	0.35%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Portfolio Turnover Rate	57.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F533-053 1/25

New Income Fund

I Class (PRXEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Semi-Annual Shareholder Report

November 30, 2024

New Income Fund

Z Class (TRVZX)

This semi-annual shareholder report contains important information about New Income Fund (the "fund") for the period of June 1, 2024 to November 30, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Income Fund - Z Class	$0	0.00%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$17,446,762
Number of Portfolio Holdings	1,725

Portfolio Turnover Rate	57.0%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	8.2%
AA Rated	4.1
A Rated	8.7
BBB Rated	18.5
BB Rated and Below	2.9
Not Rated	0.7
U.S. Government Agency Securities	25.0
U.S. Treasury Securities	30.4
Reserves	1.5

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	20.8%
Federal National Mortgage Assn.	13.2
U.S. Treasury Bonds	9.6
Government National Mortgage Assn.	6.0
Federal Home Loan Mortgage	5.1
Santander Drive Auto Receivables Trust	1.2
Bank of America	0.9
JPMorgan Chase	0.8
UMBS	0.6
Goldman Sachs Group	0.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202407-3695801

F1264-053 1/25

New Income Fund

Z Class (TRVZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCIX New Income Fund
PANIX New Income Fund–
.
Advisor Class
RRNIX New Income Fund–
.
R Class
PRXEX New Income Fund–
.
I Class
TRVZX New Income Fund–
.
Z Class

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70 $ 9.51
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.26 0.15 0.19 0.26
Net realized and
unrealized gain/
loss 0.18 (0.27) (0.55) (0.96) 0.11 0.20
Total from
investment
activities 0.36 0.06 (0.29) (0.81) 0.30 0.46
Distributions
Net investment
income (0.18) (0.33) (0.26) (0.14) (0.20) (0.27)
Net realized gain — — — (0.10) (0.09) —
Total distributions (0.18) (0.33) (0.26) (0.24) (0.29) (0.27)
NET ASSET
VALUE
End of period $ 8.02 $ 7.84 $ 8.11 $ 8.66 $ 9.71 $ 9.70

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.57% 0.86% (3.35)% (8.50)% 3.08% 4.85%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.55%
(4)
0.54% 0.53% 0.45% 0.47% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.44%
(4)
0.44% 0.44% 0.45% 0.47% 0.49%
Net investment
income 4.37%
(4)
4.17% 3.13% 1.51% 1.96% 2.68%
Portfolio turnover
rate
(5)
57.0% 179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 38.5% 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of
period (in millions) $634 $715 $819 $1,000 $2,911 $4,430
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68 $ 9.49
Investment
activities
Net investment
income
(1)(2)
0.16 0.29 0.25 0.06 0.16 0.22
Net realized and
unrealized gain/
loss 0.18 (0.26) (0.55) (0.95) 0.11 0.21
Total from
investment
activities 0.34 0.03 (0.30) (0.89) 0.27 0.43
Distributions
Net investment
income (0.16) (0.30) (0.25) (0.06) (0.17) (0.24)
Net realized gain — — — (0.10) (0.09) —
Total distributions (0.16) (0.30) (0.25) (0.16) (0.26) (0.24)
NET ASSET
VALUE
End of period $ 8.00 $ 7.82 $ 8.09 $ 8.64 $ 9.69 $ 9.68

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.33% 0.36% (3.43)% (9.31)% 2.75% 4.52%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.36%
(4)
1.29% 0.52% 1.31% 0.80% 0.83%
Net expenses
after waivers/
payments by
Price Associates 0.92%
(4)
0.92% 0.52% 1.31% 0.80% 0.82%
Net investment
income 3.89%
(4)
3.69% 2.99% 0.65% 1.62% 2.32%
Portfolio turnover
rate
(5)
57.0% 179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 38.5% 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end
of period (in
thousands) $7,562 $7,769 $9,209 $14,228 $20,183 $45,409
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50
Investment
activities
Net investment
income
(1)(2)
0.15 0.28 0.20 0.08 0.12 0.20
Net realized and
unrealized gain/
loss 0.18 (0.27) (0.53) (0.95) 0.11 0.20
Total from
investment
activities 0.33 0.01 (0.33) (0.87) 0.23 0.40
Distributions
Net investment
income (0.15) (0.28) (0.21) (0.08) (0.13) (0.21)
Net realized gain — — — (0.10) (0.09) —
Total distributions (0.15) (0.28) (0.21) (0.18) (0.22) (0.21)
NET ASSET
VALUE
End of period $ 8.02 $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.24% 0.21% (3.86)% (9.10)% 2.38% 4.19%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 1.30%
(4)
1.25% 1.08% 1.16% 1.30% 1.31%
Net expenses
after waivers/
payments by
Price Associates 1.08%
(4)
1.08% 1.08% 1.11% 1.15% 1.14%
Net investment
income 3.74%
(4)
3.54% 2.47% 0.84% 1.26% 2.03%
Portfolio turnover
rate
(5)
57.0% 179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 38.5% 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end
of period (in
thousands) $916 $1,043 $1,012 $1,407 $2,024 $2,927
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
NET ASSET
VALUE
Beginning of period $ 7.83 $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.50
Investment
activities
Net investment
income
(1)(2)
0.18 0.34 0.27 0.16 0.20 0.27
Net realized and
unrealized gain/
loss 0.19 (0.28) (0.54) (0.96) 0.11 0.20
Total from
investment
activities 0.37 0.06 (0.27) (0.80) 0.31 0.47
Distributions
Net investment
income (0.18) (0.34) (0.27) (0.15) (0.21) (0.28)
Net realized gain — — — (0.10) (0.09) —
Total distributions (0.18) (0.34) (0.27) (0.25) (0.30) (0.28)
NET ASSET
VALUE
End of period $ 8.02 $ 7.83 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
5/31/24 5/31/23 5/31/22 5/31/21 5/31/20
Ratios/Supplemental Data
Total return
(2)(3)
4.75% 0.81% (3.16)% (8.42)% 3.16% 4.98%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.35%
(4)
0.36% 0.36% 0.36% 0.39% 0.39%
Net expenses
after waivers/
payments by
Price Associates 0.35%
(4)
0.36% 0.36% 0.36% 0.39% 0.37%
Net investment
income 4.46%
(4)
4.26% 3.22% 1.67% 2.04% 2.79%
Portfolio turnover
rate
(5)
57.0% 179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 38.5% 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of
period (in millions) $2,597 $2,561 $2,663 $3,015 $2,543 $3,695
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized
(5)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69 $ 9.60
Investment
activities
Net investment
income
(2)(3)
0.19 0.36 0.29 0.18 0.23 0.06
Net realized and
unrealized gain/
loss 0.18 (0.26) (0.54) (0.94) 0.12 0.09
Total from
investment
activities 0.37 0.10 (0.25) (0.76) 0.35 0.15
Distributions
Net investment
income (0.19) (0.37) (0.29) (0.19) (0.25) (0.06)
Net realized gain — — — (0.10) (0.09) —
Total distributions (0.19) (0.37) (0.29) (0.29) (0.34) (0.06)
NET ASSET
VALUE
End of period $ 8.02 $ 7.84 $ 8.11 $ 8.65 $ 9.70 $ 9.69

T. ROWE PRICE New Income Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/24
.. Year ..
.. Ended .
3/16/20
(1)
Through
5/31/20 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(3)(4)
4.80% 1.30% (2.81)% (8.09)% 3.56% 1.60%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.32%
(5)
0.32% 0.32% 0.34% 0.38% 0.38%
(5)
Net expenses
after waivers/
payments by
Price Associates 0.00%
(5)
0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment
income 4.81%
(5)
4.63% 3.58% 1.93% 2.37% 3.01%
(5)
Portfolio turnover
rate
(6)
57.0% 179.3% 171.6% 229.1% 126.4% 153.7%
Portfolio turnover
rate, excluding
mortgage dollar roll
transactions 38.5% 90.7% 111.9% 93.1% 74.6% 69.5%
Net assets, end of
period (in millions) $14,207 $13,302 $12,355 $13,847 $15,804 $13,684
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized
(6)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE New Income Fund
November 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  9.2%
Car Loan  3.6%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  6,616 6,547
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 10,085
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 35,693
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  10,995 11,207
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.834%, 12/26/31 (1) 8,517 8,530
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 6.234%, 12/26/31 (1) 185 186
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,975 11,571
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  8,750 8,861
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  2,585 2,607
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  10,260 10,343
CarMax Auto Owner Trust
Series 2024-3, Class A4
4.85%, 1/15/30  4,305 4,335
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  5,115 5,178
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  5,895 5,972
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 931 910

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 13,375
Carvana Auto Receivables Trust
Series 2023-N3, Class A
6.41%, 9/10/27 (1) 1,188 1,195
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 6,580 6,626
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 7,995 8,080
Carvana Auto Receivables Trust
Series 2024-N2, Class A3
5.71%, 7/10/28 (1) 14,610 14,790
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  13,890 14,139
Enterprise Fleet Financing
Series 2024-1, Class A2
5.23%, 3/20/30 (1) 12,994 13,075
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 10,280 10,414
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 6,525 6,579
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 4,495 4,543
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 34,721
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,468
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,306
Ford Credit Auto Lease Trust
Series 2023-B, Class B
6.20%, 2/15/27  2,545 2,582
Ford Credit Auto Lease Trust
Series 2023-B, Class C
6.43%, 4/15/27  9,545 9,726

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Lease Trust
Series 2023-B, Class D
6.97%, 6/15/28  7,830 7,992
Ford Credit Auto Lease Trust
Series 2024-A, Class A4
5.05%, 6/15/27  4,465 4,493
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 34,033
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class A1
4.30%, 9/15/29 (1) 5,160 5,125
Ford Credit Floorplan Master Owner Trust
Series 2024-3, Class B
4.50%, 9/15/29 (1) 3,480 3,444
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,580
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 11,581 11,703
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A4
5.07%, 2/15/28 (1) 5,515 5,549
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 10,780 10,898
Nissan Auto Lease Trust
Series 2024-A, Class A4
4.97%, 9/15/28  5,945 5,965
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4
4.26%, 9/20/30 (1) 3,720 3,699
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 124 124
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 512 515
Santander Drive Auto Receivables Trust
Series 2020-4, Class E
2.85%, 4/17/28 (1) 41,920 41,347
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  55,325 53,922

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Santander Drive Auto Receivables Trust
Series 2021-3, Class E
2.70%, 10/16/28 (1) 55,750 53,433
Santander Drive Auto Receivables Trust
Series 2021-4, Class E
4.03%, 3/15/29 (1) 34,950 34,470
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 17,020
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 6,285 6,318
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 6,020 6,053
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 4,615 4,650
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 2,340 2,366
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 13,590 13,765
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 2,920 2,963
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 4,339 4,399
625,470
Other Asset-Backed Securities  5.4%
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.506%, 4/15/35 (1) 16,085 16,103
Amur Equipment Finance Receivables XIII
Series 2024-1A, Class A2
5.38%, 1/21/31 (1) 12,922 13,025
Amur Equipment Finance Receivables XIV
Series 2024-2A, Class A2
5.19%, 7/21/31 (1) 16,550 16,691
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 7,880 8,129
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 6,905 6,953

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 5,580 5,656
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 3,835 3,751
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 16,200 16,280
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 1/18/38 (1)(2) 18,615 18,615
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 8,400 8,360
Crossroads Asset Trust
Series 2024-A, Class A2
5.90%, 8/20/30 (1) 9,050 9,157
Crown Point
Series 2018-7A, Class AR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 10/20/31 (1) 16,805 16,821
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 32,015 30,781
CyrusOne Data Centers Issuer I
Series 2024-3A, Class A2
4.65%, 5/20/49 (1) 15,975 15,078
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 4,328 4,400
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 11,640 11,644
Dell Equipment Finance Trust
Series 2024-2, Class B
4.82%, 8/22/30 (1) 1,465 1,463
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 6,895 6,919
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 1,630 1,633

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 5,377 5,304
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 13,612 12,258
Dryden
Series 2016-45A, Class A1RR, CLO, FRN
3M TSFR + 1.08%, 5.736%, 10/15/30 (1) 5,410 5,418
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 5,487 5,593
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 4,405 4,486
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 10,910 10,984
Elmwood VIII
Series 2021-1A, Class AR, CLO, FRN
3M TSFR + 1.55%, 6.167%, 4/20/37 (1) 7,690 7,754
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 1/15/38 (1)(2) 2,445 2,445
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 5.889%, 10/20/37 (1) 10,875 10,875
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 4,073 3,638
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 22,203 22,706
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 6.068%, 10/15/30 (1) 10,515 10,508
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 2,229 2,220
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 12,359
HPEFS Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,432

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HPEFS Equipment Trust
Series 2023-2A, Class B
6.25%, 1/21/31 (1) 1,285 1,301
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 5,005 5,077
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 3,320 3,397
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 6,085 6,147
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 2,730 2,761
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.202%, 4/22/37 (1) 7,800 7,847
Jersey Mike's Funding
Series 2019-1A, Class A2
4.433%, 2/15/50 (1) 3,572 3,532
Jersey Mike's Funding
Series 2021-1A, Class A2I
2.891%, 2/15/52 (1) 457 437
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.406%, 1/15/36 (1) 11,620 11,686
KKR
Series 40A, Class AR, CLO, FRN
3M TSFR + 1.30%, 5.917%, 10/20/34 (1) 7,130 7,167
Kubota Credit Owner Trust
Series 2023-1A, Class A4
5.07%, 2/15/29 (1) 5,255 5,292
Kubota Credit Owner Trust
Series 2024-2A, Class A3
5.26%, 11/15/28 (1) 11,160 11,338
Kubota Credit Owner Trust
Series 2024-2A, Class A4
5.19%, 5/15/30 (1) 5,895 5,984
Madison Park Funding LX
Series 2022-60A, Class BR, CLO, FRN
3M TSFR + 1.75%, 6.376%, 10/25/37 (1) 6,270 6,254
Madison Park Funding LXI
Series 2023-61A, Class A, CLO, FRN
3M TSFR + 1.73%, 6.347%, 1/20/37 (1) 11,305 11,388

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Madison Park Funding XLVII
Series 2020-47A, Class A1R, CLO, FRN
3M TSFR + 1.54%, 6.157%, 4/19/37 (1) 5,495 5,513
Madison Park Funding XLVII
Series 2020-47A, Class BR, CLO, FRN
3M TSFR + 1.95%, 6.567%, 4/19/37 (1) 4,000 4,036
MidOcean Credit VI
Series 2016-6A, Class ARRR, CLO, FRN
3M TSFR + 1.23%, 5.847%, 4/20/33 (1) 6,860 6,873
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 16,090 16,130
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 5,020 4,798
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 23,220 23,454
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 17,127 17,071
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 5,145 5,252
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 3,447 3,511
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 1/20/39 (1)(2) 17,895 17,895
Northwoods Capital XII-B
Series 2018-12BA, Class BR, CLO, FRN
3M TSFR + 1.70%, 6.647%, 6/15/31 (1) 10,175 10,183
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 5.766%, 11/13/31 (1) 20,463 20,493
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.887%, 11/26/37 (1) 10,370 10,370
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 6.247%, 11/26/37 (1) 7,015 7,015
Octagon Investment Partners 49
Series 2020-5A, Class AR, CLO, FRN
3M TSFR + 1.52%, 6.176%, 4/15/37 (1) 13,935 13,980

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 1,942 1,950
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 3,023 3,087
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 1,160 1,193
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 8,091 8,160
OZLM Funding II
Series 2012-2A, Class A1A2, CLO, FRN
3M TSFR + 1.20%, 5.789%, 7/30/31 (1) 5,472 5,476
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.173%, 11/15/36 (1) 17,485 17,570
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 4,381 4,409
Progress Residential Trust
Series 2021-SFR8, Class B
1.681%, 10/17/38 (1) 4,920 4,646
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 22,025 20,192
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 5.651%, 8/20/32 (1) 12,168 12,134
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.206%, 4/15/37 (1) 21,300 21,389
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 6.262%, 10/15/39 (1) 8,260 8,260
SCF Equipment Leasing
Series 2024-1A, Class A3
5.52%, 1/20/32 (1) 13,355 13,628
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 26,380 27,067
Sierra Timeshare Receivables Funding
Series 2022-3A, Class B
6.32%, 7/20/39 (1) 1,209 1,227

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 29,505 29,663
Sound Point XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 1/20/32 (1)(2) 5,045 5,045
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 5.856%, 10/15/31 (1) 34,291 34,362
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.482%, 4/22/35 (1) 14,150 14,166
THL Credit Wind River
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 1.20%, 5.856%, 7/15/30 (1) 15,348 15,372
TIAA
Series 2016-1A, Class ARR, CLO, FRN
3M TSFR + 1.25%, 5.867%, 7/20/31 (1) 18,155 18,171
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 24,020 23,797
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 20,642 20,194
Tricon Residential Trust
Series 2024-SFR4, Class A
4.30%, 11/17/29 (1) 8,845 8,529
Trinitas IX
Series 2018-9A, Class ARRR, CLO, FRN
3M TSFR + 1.20%, 5.817%, 1/20/32 (1) 4,173 4,179
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 5,520 5,594
Verizon Master Trust
Series 2023-1, Class C
4.98%, 1/22/29  9,270 9,263
Wellfleet
Series 2018-2A, Class A1R, CLO, FRN
3M TSFR + 0.818%, 5.436%, 10/20/31 (1) 14,155 14,154
941,599
Student Loan  0.2%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 5,919 5,832
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 17,843

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 3,572 3,506
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 11,961 10,646
37,827
Total Asset-Backed Securities
(Cost $1,601,705) 1,604,896
BANK LOANS  2.4% (3)
FINANCIAL INSTITUTIONS  0.6%
Brokerage Asset Managers Exchanges  0.3%
Citadel Securities, FRN
1M TSFR + 2.00%, 6.573%, 10/31/31  54,078 54,284
54,284
Insurance  0.3%
Alliant Holdings Intermediate, FRN
1M TSFR + 2.75%, 7.349%, 9/19/31  8,585 8,633
AssuredPartners, FRN
1M TSFR + 3.50%, 8.073%, 2/14/31  10,317 10,382
Asurion, FRN
1M TSFR + 4.25%, 8.923%, 8/19/28  4,982 4,999
Asurion, FRN
1M TSFR + 5.25%, 9.937%, 1/31/28  5,993 5,876
Asurion, FRN
1M TSFR + 5.25%, 9.937%, 1/20/29  7,210 7,013
HUB International, FRN
3M TSFR + 2.75%, 7.367%, 6/20/30  14,973 15,078
TIH Insurance Holdings, FRN
3M TSFR + 3.25%, 7.854%, 5/6/31  6,281 6,296
58,277
Total Financial Institutions 112,561
INDUSTRIAL  1.4%
Capital Goods  0.2%
Charter Next Generation, FRN
1M TSFR + 3.00%, 7.685%, 12/2/30  8,455 8,518
Summit Materials, FRN
3M TSFR + 1.75%, 6.359%, 1/12/29  16,058 16,089
TransDigm, FRN
3M TSFR + 2.75%, 7.354%, 3/22/30  89 89
24,696

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Communications  0.1%
Lamar Media, FRN
1M TSFR + 1.50%, 6.173%, 2/5/27  14,435 14,381
14,381
Consumer Cyclical  0.4%
Belron Finance, FRN
1M TSFR + 2.75%, 7.273%, 10/16/31  2,220 2,243
Caesars Entertainment, FRN
1M TSFR + 2.25%, 6.823%, 2/6/31  2,363 2,372
Delta 2, FRN
3M TSFR + 2.00%, 6.604%, 9/10/31 (2) 6,600 6,625
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 6.338%, 11/8/30  53,680 53,995
UFC Holdings, FRN
1M TSFR + 2.25%, 6.77%, 11/14/31  2,423 2,440
67,675
Consumer Non-Cyclical  0.3%
ICON Luxembourg, FRN
3M TSFR + 2.00%, 6.604%, 7/3/28  1,410 1,418
IQVIA, FRN
3M TSFR + 2.00%, 6.604%, 1/2/31  40,816 41,035
Medline Borrower, FRN
1M TSFR + 2.25%, 6.823%, 10/23/28  7,104 7,145
49,598
Energy  0.0%
EPIC Crude Services, FRN
3M TSFR + 3.00%, 7.656%, 10/15/31  5,180 5,214
5,214
Technology  0.4%
Applied Systems, FRN
3M TSFR + 3.00%, 7.604%, 2/24/31  22,849 23,032
Applied Systems, FRN
3M TSFR + 5.25%, 9.854%, 2/23/32  323 332
Ascend Learning, FRN
1M TSFR + 3.50%, 8.173%, 12/11/28  5,993 6,017
AthenaHealth Group, FRN
1M TSFR + 3.25%, 7.823%, 2/15/29  4,966 4,978
Boost Newco Borrower, FRN
3M TSFR + 2.50%, 7.104%, 1/31/31  7,935 8,000
Ellucian Holdings, FRN
1M TSFR + 3.00%, 10/29/29 (2) 2,505 2,531
Epicor Software, FRN
1M TSFR + 3.25%, 7.823%, 5/30/31 (2) 11,022 11,101
Gen Digital, FRN
1M TSFR + 1.50%, 6.173%, 9/10/27  4,362 4,360

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M TSFR + 3.25%, 7.926%, 2/10/31  16,050 16,153
76,504
Transportation  0.0%
AAdvantage Loyalty IP, FRN
3M TSFR + 4.75%, 9.629%, 4/20/28 (2) 4,699 4,848
4,848
Total Industrial 242,916
UTILITY  0.4%
Electric  0.4%
NRG Energy, FRN
3M TSFR + 1.75%, 6.339%, 4/16/31  66,524 66,673
Vistra Zero Operating, FRN
1M TSFR + 2.75%, 7.323%, 4/30/31  1,527 1,539
Total Utility 68,212
Total Bank Loans
(Cost $420,617) 423,689
BOND MUTUAL FUNDS  0.0%
Trusts & Mutual Funds  0.0%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 7.97% (4)
(5) 36 338
Total Bond Mutual Funds
(Cost $314) 338
CORPORATE BONDS  27.2%
FINANCIAL INSTITUTIONS  9.6%
Banking  6.2%
AIB Group, VR, 5.75%, 2/16/29 (EUR) (6) 1,500 1,719
Arion Banki, 4.625%, 11/21/28 (EUR)  1,500 1,660
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (EUR) (6) 1,500 1,698
Banco Bilbao Vizcaya Argentaria, VR, 6.033%, 3/13/35 (6) 24,400 24,819
Banco de Sabadell, VR, 4.25%, 9/13/30 (EUR) (6)(7) 3,000 3,309
Banco de Sabadell, VR, 5.00%, 6/7/29 (EUR) (6) 2,900 3,268
Banco de Sabadell, VR, 5.50%, 9/8/29 (EUR) (6) 2,900 3,306
Banco Santander, VR, 0.625%, 6/24/29 (EUR) (6) 1,700 1,662
Banco Santander, VR, 5.00%, 4/22/34 (EUR) (6) 1,500 1,666
Banco Santander, VR, 5.75%, 8/23/33 (EUR) (6) 1,500 1,696
Bank of America, VR, 1.898%, 7/23/31 (6) 76,106 64,841
Bank of America, VR, 2.299%, 7/21/32 (6)(7) 13,098 11,118
Bank of America, VR, 2.496%, 2/13/31 (6) 23,595 21,015

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 5.518%, 10/25/35 (6)(7) 25,965 25,962
Bank of America, VR, 5.819%, 9/15/29 (6) 25,037 25,921
Bank of Ireland Group, VR, 4.625%, 11/13/29 (EUR) (6) 1,450 1,623
Bank of New York Mellon, VR, 5.188%, 3/14/35 (6) 15,100 15,292
Bank of New York Mellon, VR, 6.474%, 10/25/34 (6) 18,245 20,078
BNP Paribas, VR, 0.875%, 8/31/33 (EUR) (6) 1,800 1,719
BPCE, VR, 4.625%, 3/2/30 (EUR) (6) 1,500 1,672
CaixaBank, VR, 0.50%, 2/9/29 (EUR) (6) 3,500 3,421
CaixaBank, VR, 4.125%, 2/9/32 (EUR) (6) 3,000 3,321
CaixaBank, VR, 5.375%, 11/14/30 (EUR) (6) 2,800 3,270
CaixaBank, VR, 6.037%, 6/15/35 (1)(6)(7) 19,705 20,238
CaixaBank, VR, 6.125%, 5/30/34 (EUR) (6) 2,900 3,348
CaixaBank, VR, 6.208%, 1/18/29 (1)(6) 21,910 22,512
CaixaBank, VR, 6.684%, 9/13/27 (1)(6) 16,185 16,647
Capital One Financial, 3.75%, 3/9/27  23,993 23,412
Capital One Financial, VR, 5.70%, 2/1/30 (6)(7) 3,361 3,433
Capital One Financial, VR, 6.051%, 2/1/35 (6)(7) 9,260 9,712
Capital One Financial, VR, 7.624%, 10/30/31 (6)(7) 3,005 3,360
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (6) 1,500 1,660
Ceska sporitelna, VR, 4.824%, 1/15/30 (EUR) (6) 1,500 1,666
Ceska sporitelna, VR, 5.737%, 3/8/28 (EUR) (6) 1,500 1,670
Citigroup, 4.45%, 9/29/27 (7) 5,040 4,983
Citigroup, VR, 2.561%, 5/1/32 (6) 10,603 9,167
Citigroup, VR, 5.827%, 2/13/35 (6) 57,900 58,906
Commerzbank, VR, 4.00%, 7/16/32 (EUR) (6) 1,500 1,632
Commerzbank, VR, 4.625%, 1/17/31 (EUR) (6) 1,500 1,678
Commerzbank, VR, 4.875%, 10/16/34 (EUR) (6) 1,500 1,645
Cooperatieve Rabobank, VR, 4.233%, 4/25/29 (EUR) (6) 1,500 1,654
Danske Bank, VR, 3.244%, 12/20/25 (1)(6)(7) 21,957 21,922
Danske Bank, VR, 4.613%, 10/2/30 (1)(6) 15,580 15,298
Danske Bank, VR, 4.625%, 5/14/34 (EUR) (6) 3,010 3,328
Danske Bank, VR, 5.705%, 3/1/30 (1)(6) 12,075 12,364
Deutsche Bank, VR, 4.999%, 9/11/30 (6) 8,645 8,527
Erste Group Bank, VR, 4.25%, 5/30/30 (EUR) (6) 1,500 1,673
Fifth Third Bancorp, VR, 4.895%, 9/6/30 (6) 6,995 6,959
Fifth Third Bancorp, VR, 5.631%, 1/29/32 (6)(7) 5,270 5,418
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (6)(7) 12,345 12,911
Fifth Third Bancorp, VR, 6.361%, 10/27/28 (6) 2,875 2,984
Goldman Sachs Group, VR, 2.383%, 7/21/32 (6) 17,802 15,143
Goldman Sachs Group, VR, 3.615%, 3/15/28 (6) 20,205 19,668
Goldman Sachs Group, VR, 3.691%, 6/5/28 (6) 6,770 6,586
Goldman Sachs Group, VR, 4.482%, 8/23/28 (6) 22,790 22,606
Goldman Sachs Group, VR, 4.692%, 10/23/30 (6)(7) 17,765 17,579

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, VR, 5.016%, 10/23/35 (6) 18,865 18,183
HSBC Holdings, VR, 4.599%, 3/22/35 (EUR) (6) 1,500 1,653
HSBC Holdings, VR, 4.856%, 5/23/33 (EUR) (6) 1,440 1,677
ING Groep, VR, 0.25%, 2/18/29 (EUR) (6) 1,700 1,646
ING Groep, VR, 4.375%, 8/15/34 (EUR) (6) 1,500 1,637
Intesa Sanpaolo, 4.875%, 5/19/30 (EUR)  2,880 3,317
JPMorgan Chase, VR, 1.764%, 11/19/31 (6)(7) 42,600 35,826
JPMorgan Chase, VR, 2.522%, 4/22/31 (6) 4,475 3,981
JPMorgan Chase, VR, 2.739%, 10/15/30 (6) 12,398 11,265
JPMorgan Chase, VR, 2.956%, 5/13/31 (6) 38,833 35,076
JPMorgan Chase, VR, 4.603%, 10/22/30 (6) 17,695 17,531
JPMorgan Chase, VR, 4.946%, 10/22/35 (6)(7) 12,805 12,701
JPMorgan Chase, VR, 5.04%, 1/23/28 (6) 9,645 9,700
JPMorgan Chase, VR, 5.336%, 1/23/35 (6) 8,860 9,008
KBC Group, VR, 4.75%, 4/17/35 (EUR) (6) 1,500 1,660
M&T Bank, VR, 6.082%, 3/13/32 (6)(7) 16,590 17,127
Morgan Stanley, VR, 1.512%, 7/20/27 (6) 22,190 21,046
Morgan Stanley, VR, 5.173%, 1/16/30 (6)(7) 15,220 15,414
Nationwide Building Society, 0.25%, 9/14/28 (EUR)  1,760 1,689
Regions Financial, VR, 5.722%, 6/6/30 (6) 8,300 8,491
Santander Consumer Finance, 3.75%, 1/17/29 (EUR)  1,500 1,637
Santander Holdings USA, VR, 6.342%, 5/31/35 (6) 26,710 27,546
Skandinaviska Enskilda Banken, 4.375%, 11/6/28 (EUR)  2,905 3,242
Skandinaviska Enskilda Banken, VR, 5.00%, 8/17/33 (EUR) (6) 3,005 3,346
Societe Generale, VR, 5.519%, 1/19/28 (1)(6) 13,513 13,588
Standard Chartered, VR, 1.456%, 1/14/27 (1)(6) 10,354 9,944
Standard Chartered, VR, 4.196%, 3/4/32 (EUR) (6) 2,985 3,300
Standard Chartered, VR, 5.905%, 5/14/35 (1)(6)(7) 28,730 29,519
Swedbank, 4.125%, 11/13/28 (EUR)  1,460 1,626
Toronto-Dominion Bank, 3.631%, 12/13/29 (EUR)  1,505 1,636
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (6) 1,520 1,679
U.S. Bancorp, VR, 5.384%, 1/23/30 (6)(7) 6,380 6,480
U.S. Bancorp, VR, 5.678%, 1/23/35 (6)(7) 9,122 9,419
U.S. Bancorp, VR, 5.85%, 10/21/33 (6) 4,860 5,084
UBS Group, VR, 2.193%, 6/5/26 (1)(6) 15,135 14,934
UBS Group, VR, 2.746%, 2/11/33 (1)(6) 7,329 6,248
UBS Group, VR, 2.875%, 4/2/32 (EUR) (6) 1,615 1,677
UBS Group, VR, 3.091%, 5/14/32 (1)(6) 15,685 13,860
UBS Group, VR, 4.751%, 5/12/28 (1)(6) 4,085 4,048
UBS Group, VR, 6.246%, 9/22/29 (1)(6)(7) 3,135 3,267
UBS Group, VR, 6.537%, 8/12/33 (1)(6) 1,600 1,727
Wells Fargo, VR, 2.572%, 2/11/31 (6) 49,550 44,241
Wells Fargo, VR, 4.478%, 4/4/31 (6) 16,431 16,089

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Wells Fargo, VR, 4.611%, 4/25/53 (6) 18,795 16,905
1,074,015
Brokerage Asset Managers Exchanges  0.4%
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34 (1) 35,845 35,890
HAT Holdings I, 8.00%, 6/15/27 (1) 10,245 10,693
Jane Street Group, 6.125%, 11/1/32 (1) 4,355 4,366
Jane Street Group, 7.125%, 4/30/31 (1) 12,112 12,581
LSEGA Financing, 2.50%, 4/6/31 (1)(7) 14,998 13,001
Nasdaq, 4.50%, 2/15/32 (EUR)  1,445 1,649
78,180
Finance Companies  0.2%
AerCap Ireland Capital, 3.30%, 1/30/32  10,508 9,313
Navient, 9.375%, 7/25/30  11,215 12,308
Navient, 11.50%, 3/15/31  6,165 7,013
OneMain Finance, 9.00%, 1/15/29  11,155 11,838
40,472
Financial Other  0.0%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  3,420 3,365
Howard Hughes, 5.375%, 8/1/28 (1) 3,050 2,989
6,354
Insurance  2.4%
AIA Group, 4.95%, 3/30/35 (1) 10,890 10,816
Alliant Holdings Intermediate, 6.50%, 10/1/31 (1) 6,600 6,600
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 8,570 8,645
Alliant Holdings Intermediate, 7.00%, 1/15/31 (1) 2,450 2,481
AmWINS Group, 6.375%, 2/15/29 (1) 4,935 4,972
Arthur J Gallagher, 5.75%, 7/15/54 (7) 3,148 3,225
Arthur J Gallagher, 6.75%, 2/15/54  17,645 20,390
Athene Global Funding, 0.625%, 1/12/28 (EUR)  1,715 1,686
Athene Global Funding, 5.526%, 7/11/31 (1) 18,015 18,390
Athene Global Funding, 5.684%, 2/23/26 (1) 22,515 22,693
Centene, 2.50%, 3/1/31  23,230 19,437
Centene, 3.00%, 10/15/30  8,330 7,247
Centene, 3.375%, 2/15/30 (7) 9,455 8,498
Centene, 4.25%, 12/15/27  3,340 3,236
Centene, 4.625%, 12/15/29  41,038 39,243
CNO Financial Group, 5.25%, 5/30/25  9,713 9,713
CNO Global Funding, 4.95%, 9/9/29 (1) 3,885 3,885
Corebridge Financial, 3.85%, 4/5/29  3,495 3,374
Corebridge Financial, 3.90%, 4/5/32 (7) 16,445 15,197
Corebridge Global Funding, 5.20%, 1/12/29 (1) 3,270 3,303
Elevance Health, 4.75%, 2/15/30 (7) 6,955 6,942
Elevance Health, 4.95%, 11/1/31  9,295 9,290

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Elevance Health, 5.125%, 2/15/53  8,335 7,797
First American Financial, 2.40%, 8/15/31  15,000 12,459
Health Care Service A Mutual Legal Reserve, 5.20%, 6/15/29 (1) 6,825 6,948
Health Care Service A Mutual Legal Reserve, 5.45%, 6/15/34 (1) 8,635 8,747
Health Care Service A Mutual Legal Reserve, 5.875%, 6/15/54 (1) 17,935 18,203
HUB International, 7.25%, 6/15/30 (1) 13,485 13,957
Humana, 3.95%, 3/15/27 (7) 6,275 6,160
Humana, 4.875%, 4/1/30  15,720 15,610
Humana, 5.375%, 4/15/31 (7) 11,080 11,163
Jones Deslauriers Insurance Management, 8.50%, 3/15/30 (1) 7,898 8,362
Metropolitan Life Global Funding I, 0.50%, 5/25/29 (EUR)  1,765 1,690
Metropolitan Life Global Funding I, 4.00%, 4/5/28 (EUR)  1,500 1,651
Molina Healthcare, 6.25%, 1/15/33 (1) 4,080 4,111
New York Life Global Funding, 3.45%, 1/30/31 (EUR)  1,515 1,656
Panther Escrow Issuer, 7.125%, 6/1/31 (1) 4,685 4,784
UnitedHealth Group, 4.50%, 4/15/33 (7) 16,060 15,623
UnitedHealth Group, 5.00%, 4/15/34  22,045 22,143
UnitedHealth Group, 5.05%, 4/15/53  24,469 23,335
413,662
Real Estate Investment Trusts  0.4%
Aedifica, 0.75%, 9/9/31 (EUR)  3,800 3,347
Alexandria Real Estate Equities, 5.25%, 5/15/36  2,525 2,520
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 29,573
Brixmor Operating Partnership, 4.05%, 7/1/30 (7) 1,984 1,888
Essex Portfolio, 1.65%, 1/15/31 (7) 10,099 8,316
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1)(7) 1,865 1,850
Invitation Homes Operating Partnership, 2.00%, 8/15/31  4,175 3,442
Invitation Homes Operating Partnership, 4.875%, 2/1/35  3,870 3,752
Invitation Homes Operating Partnership, 5.45%, 8/15/30  4,206 4,306
Praemia Healthcare SACA, 0.875%, 11/4/29 (EUR)  3,600 3,371
Segro Capital, 1.875%, 3/23/30 (EUR)  1,685 1,681
Service Properties Trust, 8.625%, 11/15/31 (1) 1,660 1,759
65,805
Total Financial Institutions 1,678,488
INDUSTRIAL  15.0%
Basic Industry  0.5%
AngloGold Ashanti Holdings, 3.375%, 11/1/28  3,725 3,422
Celanese U.S. Holdings, 6.33%, 7/15/29  4,505 4,651
Celanese U.S. Holdings, 6.379%, 7/15/32 (7) 14,369 14,942
Celanese U.S. Holdings, 6.80%, 11/15/30 (7) 5,389 5,648
Freeport-McMoRan, 4.25%, 3/1/30  7,398 7,180
Freeport-McMoRan, 4.375%, 8/1/28  6,681 6,553
Freeport-McMoRan, 4.625%, 8/1/30  2,715 2,657

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Freeport-McMoRan, 5.00%, 9/1/27  1,558 1,561
Freeport-McMoRan, 5.45%, 3/15/43  7,215 7,001
Smurfit Westrock Financing, 5.418%, 1/15/35 (1) 3,205 3,260
Sociedad Quimica y Minera de Chile, 5.50%, 9/10/34 (1) 14,270 13,784
Westlake, 1.625%, 7/17/29 (EUR)  20,686 20,514
91,173
Capital Goods  1.0%
AGCO, 5.80%, 3/21/34 (7) 4,170 4,269
BAE Systems, 5.30%, 3/26/34 (1) 10,970 11,176
Boeing, 2.196%, 2/4/26  4,920 4,752
Boeing, 2.75%, 2/1/26  5,020 4,879
Boeing, 3.25%, 2/1/28  3,405 3,215
Boeing, 3.75%, 2/1/50  9,233 6,497
Boeing, 5.04%, 5/1/27 (7) 8,010 7,992
Boeing, 6.388%, 5/1/31 (1) 8,645 9,072
Boeing, 6.528%, 5/1/34 (1)(7) 6,672 7,060
Boeing, 6.858%, 5/1/54 (1) 27,575 29,798
Cie de Saint-Gobain, 3.25%, 8/9/29 (EUR)  3,100 3,327
Ferguson Enterprises, 5.00%, 10/3/34  2,245 2,200
Fortive, 3.70%, 8/15/29 (EUR)  3,105 3,371
Huntington Ingalls Industries, 5.353%, 1/15/30  2,395 2,411
Huntington Ingalls Industries, 5.749%, 1/15/35  4,085 4,153
Ingersoll Rand, 5.314%, 6/15/31  8,185 8,364
Ingersoll Rand, 5.45%, 6/15/34  6,700 6,858
Owens Corning, 5.70%, 6/15/34 (7) 8,985 9,330
Owens Corning, 5.95%, 6/15/54 (7) 9,090 9,535
Regal Rexnord, 6.05%, 4/15/28  16,795 17,269
Ritchie Bros Holdings, 7.75%, 3/15/31 (1) 5,237 5,518
Stanley Black & Decker, 2.75%, 11/15/50 (7) 8,693 5,288
TransDigm, 6.875%, 12/15/30 (1) 4,195 4,316
TransDigm, 7.125%, 12/1/31 (1) 7,965 8,274
178,924
Communications  3.1%
Altice Financing, 5.00%, 1/15/28 (1)(7) 3,861 3,079
Altice Financing, 9.625%, 7/15/27 (1)(7) 7,260 6,752
American Tower, 4.625%, 5/16/31 (EUR)  1,460 1,666
AppLovin, 5.375%, 12/1/31  5,870 5,923
CCO Holdings, 4.25%, 2/1/31 (1) 9,640 8,580
CCO Holdings, 6.375%, 9/1/29 (1) 3,400 3,409
CCO Holdings, 7.375%, 3/1/31 (1) 8,300 8,590
Cellnex Finance, 2.00%, 9/15/32 (EUR)  12,400 11,953
Cellnex Finance, 2.00%, 2/15/33 (EUR)  9,200 8,749
Cellnex Telecom, 1.75%, 10/23/30 (EUR) (7) 8,800 8,616
Charter Communications Operating, 2.80%, 4/1/31  20,830 17,824

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Charter Communications Operating, 3.75%, 2/15/28  8,600 8,253
Charter Communications Operating, 5.25%, 4/1/53 (7) 2,030 1,719
Charter Communications Operating, 6.384%, 10/23/35  6,815 6,989
Charter Communications Operating, 6.55%, 6/1/34  4,309 4,509
Charter Communications Operating, 6.65%, 2/1/34 (7) 19,440 20,449
Chorus, 3.625%, 9/7/29 (EUR)  3,115 3,386
Comcast, 3.25%, 11/1/39  23,223 18,295
Comcast, 5.65%, 6/1/54 (7) 21,930 22,547
Cox Communications, 5.70%, 6/15/33 (1) 8,586 8,671
Cox Communications, 5.80%, 12/15/53 (1) 6,215 5,961
Crown Castle, 5.80%, 3/1/34  8,360 8,651
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 50,594
CSC Holdings, 11.75%, 1/31/29 (1) 4,965 4,922
Directv Financing, 5.875%, 8/15/27 (1) 5,370 5,263
Elisa, 4.00%, 1/27/29 (EUR)  1,480 1,626
Interpublic Group, 4.65%, 10/1/28  7,525 7,494
Level 3 Financing, 10.75%, 12/15/30 (1) 690 776
Meta Platforms, 5.40%, 8/15/54  4,775 4,877
Meta Platforms, 5.60%, 5/15/53 (7) 26,215 27,534
Netflix, 3.875%, 11/15/29 (EUR)  3,015 3,337
Netflix, 4.625%, 5/15/29 (EUR)  7,605 8,646
Prosus, 2.085%, 1/19/30 (EUR)  1,710 1,669
Rogers Communications, 3.80%, 3/15/32  10,875 9,975
Rogers Communications, 4.35%, 5/1/49  1,365 1,135
Rogers Communications, 4.55%, 3/15/52  16,328 13,803
Rogers Communications, 5.00%, 2/15/29  18,431 18,485
Rogers Communications, 5.30%, 2/15/34  20,675 20,647
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 20,000
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 14,605
SBA Tower Trust, 4.831%, 10/15/29 (1) 17,915 17,441
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,365 4,092
Sirius XM Radio, 5.00%, 8/1/27 (1) 4,168 4,095
Sitios Latinoamerica, 5.375%, 4/4/32  8,935 8,527
Sprint Capital, 6.875%, 11/15/28 (7) 24,540 26,288
Sprint Capital, 8.75%, 3/15/32  15,530 18,752
T-Mobile USA, 3.70%, 5/8/32 (EUR)  1,525 1,676
TDC Net, 5.618%, 2/6/30 (EUR)  2,895 3,258
TDC Net, 6.50%, 6/1/31 (EUR)  5,340 6,292
Telstra Group, 3.75%, 5/4/31 (EUR)  1,500 1,671
Time Warner Cable, 6.75%, 6/15/39  3,958 3,994
Time Warner Cable, 7.30%, 7/1/38  2,193 2,308
Universal Music Group, 4.00%, 6/13/31 (EUR)  2,980 3,318
Videotron, 5.70%, 1/15/35 (1) 17,405 17,622

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Vmed O2 U.K. Financing I, 7.75%, 4/15/32 (1) 8,469 8,620
WPP Finance, 4.125%, 5/30/28 (EUR)  1,515 1,663
WPP Finance 2013, 3.625%, 9/12/29 (EUR)  1,555 1,686
541,262
Consumer Cyclical  2.2%
Alibaba Group Holding, 5.25%, 5/26/35 (1)(7) 14,660 14,704
Alibaba Group Holding, 5.625%, 11/26/54 (1) 8,290 8,494
American Honda Finance, 3.65%, 4/23/31 (EUR)  1,545 1,684
Aptiv, 4.65%, 9/13/29  6,615 6,449
Autoliv, 3.625%, 8/7/29 (EUR)  3,125 3,346
Belron U.K. Finance, 5.75%, 10/15/29 (1) 2,810 2,814
Caesars Entertainment, 7.00%, 2/15/30 (1) 5,700 5,871
Carnival, 7.00%, 8/15/29 (1) 3,575 3,740
Carnival, 10.50%, 6/1/30 (1) 7,385 7,930
Clarios Global, 6.75%, 5/15/28 (1) 4,857 4,966
Daimler Truck Finance North America, 5.375%, 1/18/34 (1) 2,275 2,314
Ford Motor, 9.625%, 4/22/30  8,295 9,708
Ford Motor Credit, 4.95%, 5/28/27  6,895 6,848
Ford Motor Credit, 5.80%, 3/5/27  6,545 6,620
Ford Motor Credit, 6.054%, 11/5/31 (7) 14,345 14,576
Ford Motor Credit, 6.798%, 11/7/28  5,070 5,315
Ford Motor Credit, 6.80%, 5/12/28  4,760 4,950
Ford Motor Credit, 7.122%, 11/7/33  5,050 5,415
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,321
General Motors Financial, 4.90%, 10/6/29 (7) 13,095 13,049
General Motors Financial, 5.55%, 7/15/29  12,735 12,992
Hilton Domestic Operating, 6.125%, 4/1/32 (1) 4,605 4,657
Home Depot, 4.95%, 6/25/34 (7) 17,415 17,579
Hyatt Hotels, 5.375%, 12/15/31  12,170 12,293
Hyundai Capital America, 4.55%, 9/26/29 (1)(7) 11,135 10,931
Hyundai Capital America, 4.75%, 9/26/31 (1)(7) 7,295 7,133
Hyundai Capital America, 5.35%, 3/19/29 (1) 5,630 5,722
Hyundai Capital America, 5.40%, 1/8/31 (1) 3,290 3,350
Hyundai Capital America, 5.50%, 3/30/26 (1) 5,370 5,409
Hyundai Capital America, 6.50%, 1/16/29 (1) 6,620 6,992
Las Vegas Sands, 3.50%, 8/18/26 (7) 10,677 10,391
Las Vegas Sands, 5.90%, 6/1/27  3,795 3,850
LKQ Dutch Bond, 4.125%, 3/13/31 (EUR)  1,530 1,664
Lowe's, 4.25%, 4/1/52  4,402 3,616
Lowe's, 5.75%, 7/1/53  5,950 6,121
Match Group Holdings II, 5.00%, 12/15/27 (1) 4,992 4,836
RCI Banque, 3.875%, 1/12/29 (EUR) (7) 1,525 1,641
Rivian Holdings, FRN, 6M TSFR + 6.053%, 10.502%, 10/15/26 (1) 5,145 5,151

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ross Stores, 1.875%, 4/15/31  20,720 17,322
Royal Caribbean Cruises, 6.00%, 2/1/33 (1) 3,560 3,605
Royal Caribbean Cruises, 6.25%, 3/15/32 (1) 1,990 2,032
Six Flags Entertainment, 6.625%, 5/1/32 (1) 7,020 7,178
Uber Technologies, 4.30%, 1/15/30 (7) 19,620 19,180
Uber Technologies, 4.50%, 8/15/29 (1) 17,774 17,374
Uber Technologies, 4.80%, 9/15/34 (7) 6,510 6,370
Uber Technologies, 5.35%, 9/15/54  13,145 12,807
VF, 2.95%, 4/23/30 (7) 16,259 14,005
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1)(7) 13,610 13,371
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1)(7) 5,075 5,005
Volkswagen Leasing, 3.875%, 10/11/28 (EUR)  3,035 3,261
Yum! Brands, 5.375%, 4/1/32 (7) 4,970 4,871
ZF North America Capital, 6.75%, 4/23/30 (1) 3,395 3,297
ZF North America Capital, 7.125%, 4/14/30 (1) 1,435 1,422
385,542
Consumer Non-Cyclical  3.1%
AbbVie, 2.125%, 11/17/28 (EUR)  1,585 1,643
AbbVie, 4.05%, 11/21/39  13,104 11,560
AbbVie, 4.25%, 11/21/49  14,924 12,785
AbbVie, 4.50%, 5/14/35  20,682 19,803
AbbVie, 4.875%, 11/14/48  28,471 26,689
AbbVie, 5.05%, 3/15/34  22,365 22,646
Anheuser-Busch InBev, 3.45%, 9/22/31 (EUR)  1,540 1,682
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  22,565 23,521
Astrazeneca Finance, 3.121%, 8/5/30 (EUR)  3,105 3,340
Astrazeneca Finance, 5.00%, 2/26/34  25,165 25,296
BAT Capital, 4.39%, 8/15/37  11,900 10,579
BAT Capital, 4.54%, 8/15/47  4,173 3,466
BAT Capital, 7.081%, 8/2/53  26,775 30,521
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 11,085 11,508
Bayer U.S. Finance II, 4.25%, 12/15/25 (1) 8,165 8,101
Becton Dickinson & Company, 2.823%, 5/20/30  10,563 9,541
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  1,740 1,684
Becton Dickinson Euro Finance, 3.553%, 9/13/29 (EUR)  1,545 1,680
Bimbo Bakeries USA, 5.375%, 1/9/36 (1) 3,410 3,362
Bimbo Bakeries USA, 6.40%, 1/15/34 (1) 3,390 3,617
CVS Health, 5.05%, 3/25/48 (7) 37,769 33,352
CVS Health, 5.625%, 2/21/53  16,520 15,657
CVS Health, 5.875%, 6/1/53  9,060 8,940
Eli Lilly, 4.70%, 2/9/34  25,605 25,398
HCA, 3.50%, 9/1/30 (7) 18,270 16,840
HCA, 5.45%, 9/15/34  8,450 8,449

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Icon Investments Six, 5.849%, 5/8/29  4,535 4,671
Icon Investments Six, 6.00%, 5/8/34  5,710 5,878
IQVIA, 6.25%, 2/1/29  13,440 14,011
IQVIA, 6.50%, 5/15/30 (1) 435 446
Mars, 4.75%, 4/20/33 (1) 16,610 16,416
Mattel, 5.875%, 12/15/27 (1) 16,405 16,496
Medline Borrower, 6.25%, 4/1/29 (1) 13,365 13,616
Mondelez International, 2.75%, 4/13/30  4,714 4,273
Pfizer Investment Enterprises, 5.34%, 5/19/63  17,625 17,026
Revvity, 1.90%, 9/15/28 (7) 13,950 12,561
Revvity, 2.25%, 9/15/31 (7) 7,580 6,317
Revvity, 3.30%, 9/15/29 (7) 10,440 9,701
Sartorius Finance, 4.375%, 9/14/29 (EUR)  3,000 3,344
Sartorius Finance, 4.50%, 9/14/32 (EUR)  3,000 3,374
Sartorius Finance, 4.875%, 9/14/35 (EUR)  14,300 16,429
Solventum, 5.40%, 3/1/29 (1) 15,605 15,793
Solventum, 5.60%, 3/23/34 (1) 16,310 16,569
Solventum, 5.90%, 4/30/54 (1)(7) 16,480 16,781
Sutter Health, 5.164%, 8/15/33 (7) 5,265 5,337
Teva Pharmaceutical Finance Netherlands III, 8.125%, 9/15/31  4,195 4,709
UCB, 4.25%, 3/20/30 (EUR)  3,100 3,396
548,804
Energy  3.7%
Aker BP, 4.00%, 5/29/32 (EUR)  1,540 1,669
Boardwalk Pipelines, 3.40%, 2/15/31  15,531 14,084
Cheniere Energy, 4.625%, 10/15/28  6,820 6,743
Cheniere Energy, 5.65%, 4/15/34 (7) 16,590 16,963
Cheniere Energy Partners, 4.50%, 10/1/29  4,379 4,275
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 25,305 25,754
Cheniere Energy Partners, 5.95%, 6/30/33 (7) 13,221 13,738
Columbia Pipelines Holding, 5.681%, 1/15/34 (1)(7) 16,685 16,879
Continental Resources, 4.375%, 1/15/28  3,430 3,345
Diamondback Energy, 5.15%, 1/30/30 (7) 5,650 5,711
Diamondback Energy, 5.40%, 4/18/34  25,974 26,198
Diamondback Energy, 5.75%, 4/18/54  10,495 10,434
Diamondback Energy, 5.90%, 4/18/64  11,060 10,984
Diamondback Energy, 6.25%, 3/15/53  3,420 3,609
Enbridge, 5.625%, 4/5/34 (7) 13,535 13,945
Enbridge, 6.70%, 11/15/53  8,130 9,283
Energy Transfer, 5.55%, 5/15/34 (7) 8,960 9,103
Energy Transfer, 5.95%, 5/15/54  5,935 6,010
Energy Transfer, 6.40%, 12/1/30 (7) 11,100 11,853
Energy Transfer, 6.55%, 12/1/33 (7) 5,350 5,799

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Eni, 5.50%, 5/15/34 (1) 12,625 12,761
Eni, 5.95%, 5/15/54 (1) 15,730 15,957
Expand Energy, 4.75%, 2/1/32  10,540 10,032
Expand Energy, 5.375%, 2/1/29  10,745 10,601
Expand Energy, 5.375%, 3/15/30  11,229 11,167
Greensaif Pipelines Bidco, 5.853%, 2/23/36 (1) 12,530 12,575
Hilcorp Energy I, 7.25%, 2/15/35 (1) 2,870 2,816
Hilcorp Energy I, 8.375%, 11/1/33 (1) 8,416 8,868
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,850
Kinetik Holdings, 6.625%, 12/15/28 (1) 593 606
Occidental Petroleum, 5.55%, 10/1/34 (7) 7,840 7,814
Occidental Petroleum, 6.05%, 10/1/54  6,840 6,804
Occidental Petroleum, 6.125%, 1/1/31  13,454 13,942
Occidental Petroleum, 6.20%, 3/15/40  3,705 3,774
Occidental Petroleum, 6.375%, 9/1/28 (7) 4,630 4,821
Occidental Petroleum, 6.45%, 9/15/36  3,105 3,260
Occidental Petroleum, 6.625%, 9/1/30  4,570 4,839
Occidental Petroleum, 7.50%, 5/1/31  12,010 13,421
Occidental Petroleum, 8.50%, 7/15/27  5,295 5,686
Occidental Petroleum, 8.875%, 7/15/30  26,910 31,014
ONEOK, 4.40%, 10/15/29 (7) 8,565 8,415
ONEOK, 4.75%, 10/15/31 (7) 11,695 11,501
ONEOK, 5.05%, 11/1/34 (7) 14,015 13,780
ONEOK, 5.65%, 11/1/28  3,150 3,248
ONEOK, 5.80%, 11/1/30  9,460 9,866
ONEOK, 6.05%, 9/1/33  9,310 9,816
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 14,250 13,724
Raizen Fuels Finance, 6.45%, 3/5/34 (1) 5,330 5,470
Raizen Fuels Finance, 6.95%, 3/5/54 (1)(7) 4,930 5,103
Sabine Pass Liquefaction, 4.20%, 3/15/28 (7) 3,320 3,267
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (1)
(6) 4,905 5,132
South Bow USA Infrastructure Holdings, 5.026%, 10/1/29 (1) 3,870 3,831
South Bow USA Infrastructure Holdings, 5.584%, 10/1/34 (1)(7) 4,665 4,651
Sunoco, 7.00%, 5/1/29 (1) 1,950 2,018
Sunoco, 7.25%, 5/1/32 (1) 3,641 3,805
Targa Resources, 6.15%, 3/1/29  15,155 15,920
Targa Resources Partners, 5.00%, 1/15/28  3,285 3,281
Targa Resources Partners, 5.50%, 3/1/30  5,907 5,966
Targa Resources Partners, 6.875%, 1/15/29  3,817 3,914
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25 (1)(8) 23,600 23,484
Var Energi, 5.50%, 5/4/29 (EUR)  3,914 4,469
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 3,730 3,404

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 3,960 4,054
Venture Global LNG, 8.375%, 6/1/31 (1) 3,230 3,392
Venture Global LNG, 9.50%, 2/1/29 (1) 15,710 17,517
Venture Global LNG, 9.875%, 2/1/32 (1) 3,035 3,357
Venture Global LNG, VR, 9.00% (1)(6)(9) 5,045 5,228
Western Midstream Operating, 4.50%, 3/1/28  3,365 3,312
Western Midstream Operating, 6.35%, 1/15/29  3,190 3,331
Williams, 2.60%, 3/15/31  29,960 26,156
Williams, 5.15%, 3/15/34  6,175 6,139
Wintershall Dea Finance, 1.332%, 9/25/28 (EUR)  1,700 1,668
Wintershall Dea Finance, 1.823%, 9/25/31 (EUR)  1,800 1,655
Wintershall Dea Finance, 3.83%, 10/3/29 (EUR)  1,861 1,981
641,842
Industrial Other  0.0%
Booz Allen Hamilton, 5.95%, 8/4/33  6,800 7,043
7,043
Technology  1.0%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $16,600 (8)(10)(11) 16,600 16,600
Atlassian, 5.25%, 5/15/29  5,055 5,132
Boost Newco Borrower, 7.50%, 1/15/31 (1) 4,410 4,658
Broadcom, 3.419%, 4/15/33 (1) 16,816 14,984
Broadcom, 4.35%, 2/15/30 (7) 21,850 21,381
Broadcom, 4.55%, 2/15/32  8,245 8,074
Broadcom, 5.15%, 11/15/31  13,255 13,462
Cadence Design Systems, 4.30%, 9/10/29  7,965 7,856
Cadence Design Systems, 4.70%, 9/10/34  4,650 4,554
Ellucian Holdings, 6.50%, 12/1/29 (1)(7) 2,460 2,503
Fiserv, 1.625%, 7/1/30 (EUR)  1,715 1,688
Fiserv, 4.50%, 5/24/31 (EUR)  1,470 1,673
Intel, 3.25%, 11/15/49  29,633 19,322
Micron Technology, 6.75%, 11/1/29  11,330 12,185
Motorola Solutions, 5.40%, 4/15/34 (7) 7,860 8,015
Oracle, 3.60%, 4/1/50  11,998 8,861
Oracle, 3.95%, 3/25/51  13,463 10,517
RELX Finance, 3.75%, 6/12/31 (EUR)  1,510 1,667
Teleperformance, 5.25%, 11/22/28 (EUR)  2,900 3,243
UKG, 6.875%, 2/1/31 (1) 4,875 5,009
171,384
Transportation  0.4%
Autostrade per l'Italia, 1.875%, 11/4/25 (EUR)  3,165 3,312
Autostrade per l'Italia, 2.00%, 12/4/28 (EUR)  3,285 3,330
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  17,020 16,906
Autostrade per l'Italia, 4.25%, 6/28/32 (EUR)  3,065 3,364

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Autostrade per l'Italia, 4.75%, 1/24/31 (EUR)  2,910 3,279
Burlington Northern Santa Fe, 5.50%, 3/15/55 (7) 14,325 14,819
Fraport Frankfurt Airport Services Worldwide, 4.25%, 6/11/32 (EUR)  3,025 3,355
Genesee & Wyoming, 6.25%, 4/15/32 (1) 5,025 5,057
Holding d'Infrastructures de Transport, 0.625%, 9/14/28 (EUR)  1,700 1,643
Holding d'Infrastructures de Transport, 4.25%, 3/18/30 (EUR)  1,500 1,657
Sydney Airport Finance, 3.75%, 4/30/32 (EUR)  1,525 1,674
Transurban Finance, 1.45%, 5/16/29 (EUR)  1,695 1,682
Transurban Finance, 3.713%, 3/12/32 (EUR)  1,520 1,655
61,733
Total Industrial 2,627,707
UTILITY  2.6%
Electric  2.4%
Alpha Generation, 6.75%, 10/15/32 (1) 5,150 5,201
American Electric Power, 5.20%, 1/15/29  7,263 7,386
Appalachian Power, 5.65%, 4/1/34  4,090 4,224
Ausgrid Finance, 0.875%, 10/7/31 (EUR)  3,740 3,364
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 7,480 7,375
Constellation Energy Generation, 5.75%, 3/15/54  7,612 7,785
DTE Energy, 4.875%, 6/1/28  3,220 3,235
DTE Energy, 5.10%, 3/1/29  22,930 23,183
Duke Energy, 5.00%, 8/15/52  21,270 19,550
EDP Finance, 3.875%, 3/11/30 (EUR) (7) 1,500 1,650
EDP Servicios Financieros Espana, 3.50%, 7/16/30 (EUR)  1,550 1,677
Eversource Energy, 5.85%, 4/15/31  12,870 13,412
Eversource Energy, 5.95%, 7/15/34 (7) 24,805 26,011
Exelon, 5.60%, 3/15/53  8,178 8,236
FirstEnergy, 2.65%, 3/1/30  15,341 13,710
FirstEnergy, Series B, 2.25%, 9/1/30  2,840 2,463
FirstEnergy, Series C, 3.40%, 3/1/50  19,676 14,031
FirstEnergy Transmission, 4.55%, 1/15/30 (1) 3,600 3,540
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 5,680 5,623
Indianapolis Power & Light, 5.70%, 4/1/54 (1) 5,430 5,602
IPALCO Enterprises, 5.75%, 4/1/34  9,230 9,457
National Grid, 0.163%, 1/20/28 (EUR)  1,740 1,694
National Grid Electricity Distribution East Midlands, 3.949%, 9/20/32
(EUR)  3,070 3,420
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 9,190 9,297
NRG Energy, 4.45%, 6/15/29 (1) 9,592 9,258
Pacific Gas & Electric, 2.10%, 8/1/27 (7) 7,517 7,007
Pacific Gas & Electric, 2.50%, 2/1/31  21,478 18,586
Pacific Gas & Electric, 3.30%, 12/1/27 (7) 3,550 3,391
Pacific Gas & Electric, 3.50%, 8/1/50  8,790 6,276

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Pacific Gas & Electric, 3.95%, 12/1/47  10,551 8,111
Pacific Gas & Electric, 5.80%, 5/15/34 (7) 12,560 13,022
Pacific Gas & Electric, 6.70%, 4/1/53  5,775 6,504
Pacific Gas & Electric, 6.75%, 1/15/53  12,830 14,369
Pacific Gas & Electric, 6.95%, 3/15/34 (7) 9,445 10,563
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 9,700 10,240
Southern, 5.70%, 3/15/34 (7) 27,500 28,784
Talen Energy Supply, 8.625%, 6/1/30 (1) 12,143 13,054
Vistra, VR, 8.00% (1)(6)(9) 16,305 16,733
Vistra, Series C, VR, 8.875% (1)(6)(9) 16,440 17,714
Vistra Operations, 6.00%, 4/15/34 (1) 5,820 6,056
Vistra Operations, 6.95%, 10/15/33 (1) 7,385 8,137
Vistra Operations, 7.75%, 10/15/31 (1) 8,110 8,607
407,538
Natural Gas  0.2%
APA Infrastructure, 0.75%, 3/15/29 (EUR)  3,520 3,365
APA Infrastructure, 5.125%, 9/16/34 (1)(7) 3,250 3,185
APA Infrastructure, 5.75%, 9/16/44 (1)(7) 4,400 4,434
Boston Gas, 6.119%, 7/20/53 (1) 5,860 6,013
Engie, 5.25%, 4/10/29 (1) 6,335 6,449
Engie, 5.625%, 4/10/34 (1) 7,835 8,065
NiSource, 5.25%, 3/30/28 (7) 3,395 3,447
Sempra, 3.40%, 2/1/28  3,450 3,316
38,274
Utility Other  0.0%
Veolia Environnement, 1.94%, 1/7/30 (EUR)  1,600 1,614
1,614
Total Utility 447,426
Total Corporate Bonds
(Cost $4,795,703) 4,753,621
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.6%
Owned No Guarantee  1.3%
Comision Federal de Electricidad, 5.70%, 1/24/30 (1)(7) 5,770 5,644
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 21,609 20,800
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (1) 20,560 20,736
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53  3,735 3,767
Corp. Nacional del Cobre de Chile, 6.44%, 1/26/36 (1) 9,730 10,151
ESB Finance, 4.00%, 10/3/28 (EUR)  1,470 1,616
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 11,705 11,710
Freeport Indonesia, 5.315%, 4/14/32 (7) 17,670 17,604

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Gaci First Investment, 4.875%, 2/14/35 (7) 17,430 16,875
Gaci First Investment, 5.125%, 2/14/53  28,255 24,877
Islandsbanki, 4.625%, 3/27/28 (EUR)  1,500 1,650
Landsbankinn, 5.00%, 5/13/28 (EUR)  1,490 1,662
Logicor Financing, 0.875%, 1/14/31 (EUR)  3,795 3,421
Logicor Financing, 4.25%, 7/18/29 (EUR)  3,095 3,365
Logicor Financing, 4.625%, 7/25/28 (EUR)  3,055 3,349
NBN, 4.125%, 3/15/29 (EUR)  2,965 3,296
NBN, 4.375%, 3/15/33 (EUR)  2,870 3,328
Orsted, 3.75%, 3/1/30 (EUR)  1,505 1,645
P3 Group, 4.625%, 2/13/30 (EUR)  1,490 1,647
Petroleos Mexicanos, 6.84%, 1/23/30  18,940 17,597
Petroleos Mexicanos, 8.75%, 6/2/29  34,670 35,201
Saudi Arabian Oil, 5.75%, 7/17/54 (1) 13,480 13,187
223,128
Sovereign  0.3%
Republic of Panama, 7.50%, 3/1/31  32,770 34,605
Republic of Peru, 5.375%, 2/8/35  9,820 9,735
44,340
Supranational  0.0%
International Bank for Reconstruction & Development, STEP,
1.745%, 7/31/33  6,400 6,382
6,382
Total Foreign Government Obligations & Municipalities
(Cost $272,042) 273,850
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  3,140 3,419
3,419
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  3,347 3,669
3,669
Total Municipal Securities
(Cost $6,862) 7,088
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  2.7%
Collateralized Mortgage Obligations  1.0%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $21,967 (8)(10) 21,967 21,967

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM, 2.034%, 6/25/56 (1) 7,900 6,933
Chase Home Lending Mortgage Trust
Series 2024-RPL4, Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 2,451 2,186
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM, 3.00%, 11/27/51 (1) 7,023 5,950
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M2, CMO, ARM, SOFR30A + 1.90%,
6.634%, 12/25/41 (1) 19,620 19,877
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM, 4.00%, 9/25/48 (1) 603 586
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM, 1M TSFR + 0.964%,
5.552%, 3/25/50 (1) 3,359 3,172
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM, 2.50%, 7/25/51 (1) 9,002 7,328
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM, 2.50%, 9/25/51 (1) 8,099 6,592
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 682 616
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM, 4.00%, 10/25/58 (1) 1,369 1,277
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM, 5.896%, 7/25/44 (1) 286 285
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.913%, 10/25/50 (1) 14,734 12,627
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM, 1.073%, 9/25/56 (1) 10,420 8,607
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM, 3.50%, 5/25/50 (1) 3,966 3,559
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM, 1M TSFR + 0.944%,
5.532%, 8/25/50 (1) 2,070 1,956
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM, 3.50%, 8/25/50 (1) 3,501 3,136
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM, 3.50%, 6/25/50 (1) 200 197
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM, 3.50%, 6/25/50 (1) 496 487
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM, 2.50%, 6/25/51 (1) 5,587 4,548
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM, 2.50%, 9/25/51 (1) 10,269 8,387
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM, 4.00%, 5/27/49 (1) 859 799

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM, 4.00%, 5/27/49 (1) 2,325 2,163
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%, 2/25/60 (1) 6,065 5,381
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM, 3.50%, 3/25/48 (1) 509 462
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 2,574 2,397
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM, 4.00%, 8/25/48 (1) 353 345
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 97 97
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.984%, 5/25/44 (1) 11,945 11,957
Structured Agency Credit Risk Debt Notes
Series 2024-HQA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
5.984%, 8/25/44 (1) 15,580 15,605
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM, 1M TSFR + 1.114%,
5.702%, 10/25/59 (1) 2,599 2,653
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM, 4.10%, 11/25/59 (1) 2,312 2,277
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP, 2.724%, 1/25/67 (1) 5,058 4,636
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM, 1.475%, 4/25/65 (1) 1,536 1,435
170,480
Commercial Mortgage-Backed Securities  1.7%
BANK5
Series 2024-5YR10, Class A3, 5.302%, 10/15/57  5,050 5,120
BANK5
Series 2024-5YR10, Class AS, 5.637%, 10/15/57  2,590 2,633
BANK5
Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  9,095 9,465
BANK5
Series 2024-5YR8, Class A3, 5.884%, 8/15/57  14,910 15,457
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 6.883%,
11/15/34 (1) 10,230 154
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  4,935 5,137
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  40,445 41,819

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
BX Commercial Mortgage Trust
Series 2024-MDHS, Class A, ARM, 1M TSFR + 1.641%, 6.251%,
5/15/41 (1) 36,835 36,950
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B, 3.267%, 11/15/52  9,752 8,360
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM, 3.917%, 12/15/72 (1) 12,000 5,056
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C, 3.031%, 12/10/41 (1) 8,370 7,045
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D, 3.233%, 12/10/41 (1) 5,500 4,523
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.251%,
8/15/41 (1) 17,510 17,532
GS Mortgage Securities Trust
Series 2019-GC40, Class B, 3.543%, 7/10/52  12,730 10,987
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 9,825 9,182
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX, 4.549%, 7/5/33 (1) 7,620 6,493
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX, 4.95%, 7/5/33 (1) 11,395 9,042
MED Commercial Mortgage Trust
Series 2024-MOB, Class A, ARM, 1M TSFR + 1.592%, 6.201%,
5/15/41 (1) 13,149 13,116
NXPT Commercial Mortgage Trust
Series 2024-STOR, Class A, ARM, 4.455%, 11/5/41 (1) 5,070 4,886
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 6.001%,
5/15/39 (1) 24,450 24,358
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 6.201%,
6/15/39 (1) 12,745 12,698
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM, 4.318%, 3/15/51  7,230 6,729
VNDO Trust
Series 2016-350P, Class D, ARM, 4.033%, 1/10/35 (1) 8,849 8,393
WB Commercial Mortgage Trust
Series 2024-HQ, Class A, ARM, 6.134%, 3/15/40 (1) 13,100 13,211
Worldwide Plaza Trust
Series 2017-WWP, Class A, 3.526%, 11/10/36 (1) 19,849 13,561
291,907
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $512,632) 462,387

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
PREFERRED STOCKS  0.0%
Insurance  0.0%
AH Parent, Series A, Acquisition Date: 9/27/24, Cost $1,719 (8)(10)
(11) 2 1,712
Total Preferred Stocks
(Cost $1,719) 1,712
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  25.0%
U.S. Government Agency Obligations  19.0%
Federal Home Loan Mortgage
2.50%, 5/1/30  3,547 3,392
3.00%, 12/1/42 - 4/1/47  14,236 12,872
3.50%, 9/1/42 - 3/1/46  66,648 62,064
4.00%, 10/1/40 - 8/1/45  6,937 6,669
4.50%, 6/1/39 - 5/1/42  10,741 10,634
5.00%, 7/1/25 - 8/1/40  2,940 2,975
5.50%, 4/1/26 - 12/1/39  2,842 2,894
6.00%, 10/1/32 - 8/1/38  1,672 1,736
6.50%, 2/1/36 - 9/1/39  686 707
7.00%, 8/1/31 - 6/1/32  17 18
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 7.079%, 10/1/36  26 27
RFUCCT1Y + 1.832%, 6.764%, 3/1/36  73 74
RFUCCT1Y + 1.842%, 6.091%, 1/1/37  116 117
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  62 64
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  67 68
RFUCCT1Y + 2.031%, 6.565%, 11/1/36  106 108
Federal Home Loan Mortgage, CMO, IO, 2.00%, 2/25/51  44,547 5,822
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  3 3
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  24,393 21,410
2.00%, 8/1/36 - 5/1/52  249,088 204,674
2.50%, 4/1/37 - 9/1/52  265,520 225,960
3.00%, 7/1/34 - 8/1/52  80,568 72,797
3.50%, 11/1/47 - 11/1/52  55,215 50,532
4.00%, 6/1/37 - 2/1/50  25,981 24,835
4.50%, 9/1/37 - 11/1/52  56,297 54,194
5.00%, 8/1/52 - 7/1/54  35,386 34,779
5.50%, 8/1/53 - 9/1/54  68,002 68,201
6.00%, 6/1/54 - 9/1/54  20,308 20,666
6.50%, 1/1/54  2,208 2,261

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
7.00%, 6/1/54  6,004 6,266
Federal National Mortgage Assn.
3.00%, 8/1/43 - 8/1/46  5,329 4,770
3.50%, 6/1/42 - 5/1/46  40,253 37,354
4.00%, 11/1/40  6,849 6,646
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.34%, 5.59%, 12/1/35  61 61
RFUCCT1Y + 1.589%, 6.794%, 7/1/36  166 171
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  43 43
RFUCCT1Y + 1.871%, 7.812%, 8/1/36  108 109
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  12,232 1,536
6.50%, 2/25/32  18 2
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  52,059 44,265
2.00%, 11/1/35 - 7/1/52  864,336 710,498
2.50%, 5/1/30 - 9/1/52  472,059 403,259
3.00%, 6/1/27 - 4/1/52  323,296 292,221
3.50%, 11/1/32 - 3/1/52  93,132 86,845
4.00%, 7/1/35 - 12/1/52  156,552 149,813
4.50%, 7/1/39 - 7/1/52  91,060 89,192
5.00%, 3/1/25 - 9/1/53  98,483 97,792
5.50%, 4/1/34 - 5/1/54  113,036 113,557
6.00%, 11/1/32 - 8/1/54  200,232 204,106
6.50%, 8/1/27 - 5/1/54  57,896 59,624
7.00%, 10/1/29 - 3/1/54  5,976 6,233
UMBS, TBA (12)
5.00%, 12/1/54  40,980 40,209
5.50%, 12/1/54  12,730 12,715
6.50%, 12/1/54  56,435 57,772
3,315,612
U.S. Government Obligations  6.0%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  9,352 8,217
2.00%, 1/20/51 - 3/20/52  204,377 168,009
2.50%, 8/20/50 - 3/20/52  248,891 212,784
3.00%, 9/15/42 - 6/20/52  160,046 142,744
3.50%, 9/15/41 - 7/20/52  134,129 124,237
4.00%, 2/20/41 - 10/20/52  99,928 94,722
4.50%, 7/15/26 - 4/20/53  82,648 80,355
5.00%, 9/15/33 - 6/20/48  32,112 32,338
5.50%, 10/20/32 - 3/20/49  13,641 13,967
6.00%, 1/20/34 - 11/20/52  23,944 24,394

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
6.50%, 3/15/26 - 12/15/31  27 28
7.00%, 5/20/28 - 11/20/28  8 8
7.50%, 7/15/28 - 8/15/28  29 29
8.00%, 9/15/27 - 10/15/27  58 59
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  2,690 2,459
3.50%, 10/20/50  9,510 8,021
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50  48,675 5,846
3.50%, 5/20/43  2,551 384
4.00%, 2/20/43  1,828 182
Government National Mortgage Assn., TBA (12)
5.00%, 12/20/54  40,940 40,345
5.50%, 12/20/54  84,225 84,299
6.00%, 12/20/54  7,920 7,999
1,051,426
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,599,677) 4,367,038
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  30.4%
U.S. Treasury Obligations  30.4%
U.S. Treasury Bonds, 1.125%, 5/15/40  37,775 23,964
U.S. Treasury Bonds, 3.375%, 8/15/42  300,420 260,708
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 148,129
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 288,278
U.S. Treasury Bonds, 4.25%, 2/15/54  236,045 230,513
U.S. Treasury Bonds, 4.25%, 8/15/54  245,845 240,467
U.S. Treasury Bonds, 4.50%, 2/15/44  435,950 437,040
U.S. Treasury Bonds, 4.625%, 5/15/44  25,840 26,316
U.S. Treasury Bonds, 4.625%, 5/15/54  20,665 21,475
U.S. Treasury Notes, 0.625%, 12/31/27  106,375 95,704
U.S. Treasury Notes, 1.50%, 1/31/27  308,150 291,202
U.S. Treasury Notes, 3.25%, 6/30/27  224,195 219,396
U.S. Treasury Notes, 3.50%, 9/30/29 (7) 51,240 49,927
U.S. Treasury Notes, 3.625%, 8/31/29  153,940 150,885
U.S. Treasury Notes, 3.875%, 11/30/27  212,795 211,332
U.S. Treasury Notes, 3.875%, 8/15/34  144,010 140,320
U.S. Treasury Notes, 4.00%, 10/31/29  30,180 30,048
U.S. Treasury Notes, 4.125%, 10/31/26 (7) 271,995 271,613
U.S. Treasury Notes, 4.125%, 9/30/27  228,435 228,435
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,872

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.125%, 10/31/29 (7)(13) 283,815 284,258
U.S. Treasury Notes, 4.375%, 5/15/34  660,420 669,501
U.S. Treasury Notes, 4.50%, 5/15/27  113,000 113,901
U.S. Treasury Notes, 4.625%, 9/15/26 (13) 502,567 506,022
U.S. Treasury Notes, 4.625%, 10/15/26 (13) 346,295 348,838
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $5,321,420) 5,296,144
SHORT-TERM INVESTMENTS  2.5%
Money Market Funds  2.5%
T. Rowe Price Government Reserve Fund, 4.67% (4)(14) 432,185 432,185
Total Short-Term Investments
(Cost $432,185) 432,185
SECURITIES LENDING COLLATERAL  4.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.67% (4)(14) 8,359 8,359
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 8,359
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 4.67% (4)(14) 736,455 736,456
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 736,456
Total Securities Lending Collateral
(Cost $744,815) 744,815

T. ROWE PRICE New Income Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
10 Year Interest Rate Swap,
3/28/35 Pay Fixed 4.00%
Annually, Receive Variable
4.59% (SOFR) Annually,
3/26/25 @ 4.00%* (11) 1 354,000 3,031
Morgan Stanley
30 Year Interest Rate Swap,
3/17/55 Pay Fixed 4.00%
Annually, Receive Variable
4.59% (SOFR) Annually,
3/13/25 @ 4.00%* (11) 1 178,000 1,690
Total Options Purchased (Cost $3,406) 4,721
Total Investments in Securities
105.3% of Net Assets
(Cost $18,713,097) $ 18,372,484
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,099,391 and represents 17.8% of net assets.
(2) All or a portion of this loan is unsettled as of November 30, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Affiliated Companies
(5) SEC 30-day yield
(6) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(7) See Note 4 . All or a portion of this security is on loan at November 30, 2024.
(8) See Note 2. Level 3 in fair value hierarchy.
(9) Perpetual security with no stated maturity date.

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
(10) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $40,279 and represents 0.2% of net assets.
(11) Non-income producing
(12) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $243,339 and represents 1.4% of net assets.
(13) At November 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
SONIA Sterling Overnight Index Average
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 43,500 270 (245) 515
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Pay Variable 4.823%
(SOFR + 0.00%) at Maturity, 12/20/24 43,400 228 (269) 497
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Investment
Grade Index at Maturity, Pay Variable
4.823% (SOFR + 0.00%) at Maturity,
12/20/24 95,211 496 (582) 1,078
Total Bilateral Total Return Swaps (1,096) 2,090
Total Bilateral Swaps (1,096) 2,090
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Sold 0.1%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 * 27,140 341 (24) 365
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 441,400 11,414 10,034 1,380
Protection Sold (Relevant Credit: Markit
iTraxx Europe-S42, 5 Year Index),
Receive 1.00% Quarterly, Pay upon
credit default, 12/20/29 (EUR) 160,248 3,895 3,800 95
Total Centrally Cleared Credit Default Swaps,
Protection Sold 1,840

T. ROWE PRICE New Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.0%
2 Year Interest Rate Swap, Receive
Fixed 4.253% Annually, Pay Variable
4.707% (GBP SONIA) Annually, 11/9/26
(GBP) 345,940 767 — 767
Total Centrally Cleared Interest Rate Swaps 767
Total Centrally Cleared Swaps 2,607
Net payments (receipts) of variation margin to date (2,155)
Variation margin receivable (payable) on centrally cleared swaps $ 452
* Credit ratings as of November 30, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(636).

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/24/25 NZD 1,160 USD 695 $ (8)
Barclays Bank 1/24/25 CHF 883 USD 1,028 (19)
Barclays Bank 1/24/25 JPY 157,519 USD 1,034 27
Barclays Bank 1/24/25 JPY 1,435,710 USD 9,694 (26)
Barclays Bank 1/24/25 NZD 5,377 USD 3,206 (20)
Barclays Bank 1/24/25 USD 1,659 CHF 1,422 34
Barclays Bank 2/21/25 GBP 11,961 USD 15,082 134
BNP Paribas 2/21/25 USD 1,032 EUR 975 (3)
Citibank 1/24/25 AUD 1,886 USD 1,244 (13)
Deutsche Bank 1/24/25 AUD 5,795 USD 3,814 (33)
Deutsche Bank 1/24/25 JPY 269,175 USD 1,820 (8)
Deutsche Bank 1/24/25 NOK 21,037 USD 1,905 1
Deutsche Bank 1/24/25 NOK 125,509 USD 11,511 (142)
Deutsche Bank 1/24/25 USD 1,452 NZD 2,428 12
Deutsche Bank 1/24/25 USD 2,118 NZD 3,623 (29)
Deutsche Bank 2/21/25 EUR 19,078 USD 20,206 32
Deutsche Bank 2/21/25 USD 359,157 EUR 339,112 (573)
Goldman Sachs 1/24/25 USD 2,332 CAD 3,250 6
Goldman Sachs 2/21/25 USD 2,106 GBP 1,677 (27)
HSBC Bank 1/24/25 CAD 2,532 USD 1,823 (10)
HSBC Bank 1/24/25 USD 1,120 AUD 1,733 (11)
JPMorgan Chase 1/24/25 AUD 1,012 USD 668 (7)
JPMorgan Chase 1/24/25 USD 1,810 JPY 277,834 (61)
Morgan Stanley 1/24/25 NZD 16,816 USD 10,210 (244)
Morgan Stanley 1/24/25 USD 1,902 CHF 1,657 8
Standard Chartered 2/28/25 USD 4,431 SEK 48,516 (46)
State Street 2/21/25 USD 657 EUR 619 —
Toronto-Dominion Bank 1/24/25 CAD 1,118 USD 811 (11)
UBS Investment Bank 1/24/25 JPY 1,071,642 USD 7,228 (12)
UBS Investment Bank 1/24/25 USD 1,194 AUD 1,808 15
UBS Investment Bank 1/24/25 USD 1,744 AUD 2,681 (5)
UBS Investment Bank 1/24/25 USD 807 CAD 1,118 7
UBS Investment Bank 1/24/25 USD 27,607 CHF 23,622 614
UBS Investment Bank 1/24/25 USD 1,554 JPY 234,447 (25)
UBS Investment Bank 1/24/25 USD 851 NOK 9,375 2
UBS Investment Bank 1/24/25 USD 2,339 NOK 25,864 (4)
UBS Investment Bank 1/24/25 USD 1,562 NZD 2,574 37
Net unrealized gain (loss) on open forward
currency exchange contracts $ (408)

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 724 Commonwealth of Australia ten year
bond contracts 12/24 53,487 $ (1,808)
Short, 2,042 Euro BOBL contracts 12/24 (258,622) (3,037)
Short, 1,200 Euro BUND contracts 12/24 (170,915) (2,769)
Long, 325 U.K. Gilt ten year contracts 3/25 39,655 474
Short, 101 U.S. Treasury Long Bond contracts 3/25 (12,070) (154)
Long, 9,631 U.S. Treasury Notes five year
contracts 3/25 1,036,311 8,113
Long, 5,442 U.S. Treasury Notes ten year
contracts 3/25 605,082 4,257
Short, 608 U.S. Treasury Notes two year contracts 3/25 (125,315) (386)
Long, 4,184 Ultra U.S. Treasury Bonds contracts 3/25 532,153 8,470
Short, 4,628 Ultra U.S. Treasury Notes ten year
contracts 3/25 (531,280) (8,937)
Net payments (receipts) of variation margin to date (1,841)
Variation margin receivable (payable) on open futures contracts $ 2,382

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund
- Z Class, 7.97%  $ — $ 1 $ 15
T. Rowe Price Government Reserve Fund,
4.67% — — 14,917++
Totals $ —# $ 1 $ 14,932+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
11/30/24
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
7.97%  $ 322 $ 15 $ — $ 338
T. Rowe Price Government
Reserve Fund, 4.67% 691,715  ¤  ¤ 1,177,000
Total $ 1,177,338^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $14,932 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,177,314.

T. ROWE PRICE New Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $18,713,097) $ 18,372,484
Receivable for investment securities sold 430,131
Interest receivable 128,334
Due from affiliates 3,496
Receivable for shares sold 2,625
Variation margin receivable on futures contracts 2,382
Unrealized gain on bilateral swaps 2,090
Cash 1,116
Unrealized gain on forward currency exchange contracts 929
Variation margin receivable on centrally cleared swaps 452
Foreign currency (cost $419) 420
Other assets 3,423
Total assets 18,947,882
Liabilities
Obligation to return securities lending collateral 746,287
Payable for investment securities purchased 740,483
Payable for shares redeemed 6,994
Investment management fees payable 4,452
Unrealized loss on forward currency exchange contracts 1,337
Bilateral swap premiums received 1,096
Payable to directors 9
Other liabilities 462
Total liabilities 1,501,120
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 17,446,762

T. ROWE PRICE New Income Fund
November 30, 2024 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (3,023,968)
Paid-in capital applicable to 2,175,987,450 shares of $1.00
par value capital stock outstanding; 12,000,000,000 shares
authorized 20,470,730
NET ASSETS $ 17,446,762
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $634,084; Shares outstanding: 79,052,543) $ 8.02
Advisor Class
(Net assets: $7,562; Shares outstanding: 944,947) $ 8.00
R Class
(Net assets: $916; Shares outstanding: 114,174) $ 8.02
I Class
(Net assets: $2,597,233; Shares outstanding:
323,950,922) $ 8.02
Z Class
(Net assets: $14,206,967; Shares outstanding:
1,771,924,864) $ 8.02

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
6 Months
Ended
11/30/24
Investment Income (Loss)
Income
.
  Interest $ 400,603
Dividend 14,932
Securities lending 193
Other 16
Total income 415,744
Expenses
Investment management 27,105
Shareholder servicing
Investor Class $ 807
Advisor Class 31
R Class 2
I Class 402 1,242
Rule 12b-1 fees
Advisor Class 10
R Class 2 12
Prospectus and shareholder reports
Investor Class 22
I Class 3
Z Class 1 26
Custody and accounting 290
Registration 59
Directors 28
Legal and audit 19
Miscellaneous 36
Waived / paid by Price Associates (22,657)
Total expenses 6,160
Net investment income 409,584

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (6,069)
Futures (22,896)
Swaps 194
Options written 10,857
Forward currency exchange contracts 17,172
Foreign currency transactions 697
Net realized loss (45)
Change in net unrealized gain / loss
Securities 344,043
Futures 11,549
Swaps 3,800
Options written 31,605
Forward currency exchange contracts (71)
Other assets and liabilities denominated in foreign currencies (140)
Change in net unrealized gain / loss 390,786
Net realized and unrealized gain / loss 390,741
INCREASE IN NET ASSETS FROM OPERATIONS $ 800,325

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 409,584 $ 735,798
Net realized loss (45) (623,111)
Change in net unrealized gain / loss 390,786 85,580
Increase in net assets from operations 800,325 198,267
Distributions to shareholders
Net earnings
Investor Class (15,761) (31,917)
Advisor Class (154) (312)
R Class (19) (36)
I Class (58,530) (108,732)
Z Class (339,195) (601,311)
Decrease in net assets from distributions (413,659) (742,308)
Capital share transactions
*
Shares sold
Investor Class 45,004 88,418
Advisor Class 382 751
R Class 75 205
I Class 229,512 563,765
Z Class 1,080,667 2,671,232
Distributions reinvested
Investor Class 14,891 30,533
Advisor Class 151 307
R Class 19 36
I Class 55,832 105,199
Z Class 337,297 605,052
Shares redeemed
Investor Class (156,942) (194,789)
Advisor Class (922) (2,198)
R Class (249) (173)
I Class (308,284) (682,641)
Z Class (824,303) (1,902,211)
Increase in net assets from capital share
transactions 473,130 1,283,486

T. ROWE PRICE New Income Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/24
Year
Ended
5/31/24
Net Assets
Increase during period 859,796 739,445
Beginning of period 16,586,966 15,847,521
End of period $ 17,446,762 $ 16,586,966
*Share information (000s)
Shares sold
Investor Class 5,585 11,176
Advisor Class 48 95
R Class 9 26
I Class 28,415 71,644
Z Class 134,983 338,515
Distributions reinvested
Investor Class 1,854 3,872
Advisor Class 19 39
R Class 2 4
I Class 6,954 13,352
Z Class 42,008 76,787
Shares redeemed
Investor Class (19,601) (24,713)
Advisor Class (115) (279)
R Class (30) (22)
I Class (38,451) (86,380)
Z Class (102,765) (241,018)
Increase in shares outstanding 58,915 163,098

T. ROWE PRICE New Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-
end management investment company. The fund seeks to maximize total return through income and capital appreciation. The fund has five classes of shares: the New Income Fund (Investor Class), the New Income Fund–
Advisor Class (Advisor Class), the New Income Fund–R Class (R Class),
the New Income Fund–I Class (I Class) and the New Income Fund–Z Class
(Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE New Income Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class and R Class each pay Rule 12b-1 fees, in an amount not exceeding 0.25% and
0.50%, respectively, of the class’s average daily net assets.

T. ROWE PRICE New Income Fund

Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
In December 2023, the FASB issued Accounting Standards Update (ASU),
ASU 2023-09, Income Taxes (Topic 740) – Improvements to Income Taxes
Disclosures, which enhances the transparency of income tax disclosures.
The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE New Income Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE New Income Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market

T. ROWE PRICE New Income Fund

participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
November 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Income Fund

($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 11,972,705 $ — $ 11,972,705
Bond Mutual Funds 338 — — 338
Corporate Bonds — 4,713,537 40,084 4,753,621
Non-U.S. Government
Mortgage-Backed Securities — 440,420 21,967 462,387
Preferred Stocks — — 1,712 1,712
Short-Term Investments 432,185 — — 432,185
Securities Lending Collateral 744,815 — — 744,815
Options Purchased — 4,721 — 4,721
Total Securities 1,177,338 17,131,383 63,763 18,372,484
Swaps* — 3,601 — 3,601
Forward Currency Exchange
Contracts — 929 — 929
Futures Contracts* 21,314 — — 21,314
Total $ 1,198,652 $ 17,135,913 $ 63,763 $ 18,398,328
Liabilities
Forward Currency Exchange
Contracts — 1,337 — 1,337
Futures Contracts* 17,091 — — 17,091
Total $ 17,091 $ 1,337 $ — $ 18,428
1
Includes Asset-Backed Securities, Bank Loans, Foreign Government Obligations &
Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE New Income Fund

($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Centrally Cleared Swaps, Futures,
Securities^ $ 26,802
Foreign exchange derivatives Forwards 929
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 2,834
^
,*
Total $ 30,565
^
,*
Liabilities
Interest rate derivatives Futures $ 17,091
Foreign exchange derivatives Forwards 1,337
Total $ 18,428
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE New Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 1,374 $ 1,374
Interest rate
derivatives (28,117) 9,993 (22,896) — — (41,020)
Foreign
exchange
derivatives — — — 17,172 — 17,172
Credit
derivatives (2,421) 864 — — (1,180) (2,737)
Total $ (30,538) $ 10,857 $ (22,896) $ 17,172 $ 194 $ (25,211)
Change in
Unrealized
Gain (Loss)
Interest rate
derivatives $ 3,595 $ 31,605 $ 11,549 $ — $ 767 $ 47,516
Foreign
exchange
derivatives — — — (71) — (71)
Credit
derivatives — — — — 3,033 3,033
Total $ 3,595 $ 31,605 $ 11,549 $ (71) $ 3,800 $ 50,478
^ Options purchased are reported as securities.

T. ROWE PRICE New Income Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to
$250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the

T. ROWE PRICE New Income Fund

fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2024, securities valued at $900,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of November 30, 2024, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $6,195,000 cash and securities valued at $1,040,000. As of November 30, 2024, securities valued at $87,869,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency

T. ROWE PRICE New Income Fund

movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 0% and 3% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 16% and 29% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC option) or through a central clearinghouse (exchange-traded option). Options are included

T. ROWE PRICE New Income Fund

in net assets at fair value, options purchased are included in Investments in
Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying
Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying
Statement of Operations. In return for a premium paid, call and put options on futures give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms.
The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended November 30, 2024, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 43% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure.
Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of
Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value

T. ROWE PRICE New Income Fund

of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2024, the notional amount of protection

T. ROWE PRICE New Income Fund

sold by the fund totaled $637,882,000 (3.7% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
6% and 16% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.

T. ROWE PRICE New Income Fund

Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-only (PO) strip.
MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of

T. ROWE PRICE New Income Fund

or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of November 30, 2024, securities valued at $1,388,000 had been posted by the fund to counterparties for MSFTA Transactions. Collateral pledged by counterparties to the fund for MSFTA Transactions consisted of $467,000 cash and securities valued at $2,448,000 as of November 30, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities.
Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs

T. ROWE PRICE New Income Fund

cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan;
however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g., unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the
Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its

T. ROWE PRICE New Income Fund

securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
November
30,
2024, the value of loaned securities was $728,335,000; the value of cash collateral and related investments was $746,287,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $2,771,204,000 and $1,980,259,000, respectively, for the six months ended November 30, 2024. Purchases and sales of U.S. government securities aggregated $7,291,563,000 and $7,688,102,000, respectively, for the six months ended November 30, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2024, the fund had
$2,675,411,000 of available capital loss carryforwards.
At November 30, 2024, the cost of investments (including derivatives, if any)
for federal income tax purposes was $18,728,091,000. Net unrealized loss aggregated $334,515,000 at period-end, of which $182,724,000 related to appreciated investments and $517,239,000 related to depreciated investments.

T. ROWE PRICE New Income Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.03% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2024, the effective annual group fee rate was
0.28%. Effective October 1, 2023, Price Associates has contractually agreed, at least through July 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.0255% is applied to the fund’s average daily net assets that are equal to or greater than $20 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the six months ended November 30, 2024.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE New Income Fund

place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2024 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $2,195,000 remain subject to repayment by the fund at November 30, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New Income Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For
the six months ended November 30, 2024, expenses incurred pursuant to these service agreements were $65,000 for Price Associates; $821,000 for
T. Rowe Price Services, Inc.; and $78,000 for T. Rowe Price Retirement Plan
Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.44% 0.92% 1.08% 0.05% 0.00%
Expense
limitation date 09/30/25 09/30/25 09/30/25 09/30/25 N/A
(Waived)/
repaid during
the period
($000s) $(397) $(17) $(1) $— $(22,242)

T. ROWE PRICE New Income Fund

the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the six months ended November 30, 2024, the fund was charged $117,000 for shareholder servicing costs related to the college savings plans, of which $1,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
November 30, 2024, approximately 28% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At November 30, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may also invest in certain other T. Rowe Price funds (Price Funds)
as a means of gaining efficient and cost-effective exposure to certain markets.
The fund does not invest for the purpose of exercising management or control;
however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. Each underlying Price Fund is an open-
end management investment company managed by Price Associates and is considered an affiliate of the fund. To ensure that the fund does not incur duplicate management fees (paid by the underlying Price Fund(s) and the fund), the fund invests in the Z Class of each underlying Price Fund, for which
Price Associates is contractually obligated to waive and/or bear all of the

T. ROWE PRICE New Income Fund

Z Class’s expenses, other than interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F43-051 1/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Income Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 17, 2025